Equity (Deficit) - Additional Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($) $ / uSDPerBbl	Dec. 31, 2024 MXN ($) $ / uSDPerBbl	Dec. 31, 2024 USD ($) $ / uSDPerBbl	Dec. 31, 2023 MXN ($) $ / uSDPerBbl	Dec. 31, 2022 MXN ($)	Dec. 31, 2025 USD ($)
Disclosure of equity [line items]
Net actuarial losses in other comprehensive income (loss) net of deferred income tax		$ 203,171,826		$ (4,933,773)
Post-employment benefit expense in profit or loss, defined benefit plans		$ 8,207,274		$ 584,918
Percentage of discount and return on plan asset		11.28%		9.42%
Net (loss) income		$ (780,587,954)	$ (38,512,752)	$ 8,151,664	$ 99,998,470
Negative equity amount		(1,983,775,736)		(1,652,978,810)
Negative working capital		767,968,661		585,176,915
Short- term debt principal maturities		425,218,517
Increase in Certificates of Contribution "A"		$ 156,509,050		$ 166,615,123	188,306,717
Crude oil price per barrel | $ / uSDPerBbl		70.20	70.20	70.60
Gain (loss) on non-controlling interest		$ (274,387)		$ (116,639)	$ (288,610)
Federal budget
Disclosure of equity [line items]
Negative budget financial balance	$ 248,722,000	151,000,000
Bank indebtedness	245,388,650
Indebtedness that may be used to partially cover financial balance in next year	$ 5,512,700					$ 143,403,700
Crude oil price per barrel | $ / uSDPerBbl	57.80
Changes in tax rates or tax laws enacted or announced
Disclosure of equity [line items]
Increase in Certificates of Contribution "A"	$ 136,210,300
Contributions A
Disclosure of equity [line items]
Increase in certificates of contribution		$ 156,509,050		$ 166,615,123